Commitments - Summary of Minimum Payments Required Under Other Contractual Commitments for Business Service Agreements (Detail) - Business Service Agreements [member] $ in Thousands	Jun. 30, 2021 USD ($)
Disclosure Of Other Contractual Commitments Minimum Payments Required [line Items]
Maturity analysis of contractual commitments	$ 2,110
2022 [member]
Disclosure Of Other Contractual Commitments Minimum Payments Required [line Items]
Maturity analysis of contractual commitments	1,337
2023 [member]
Disclosure Of Other Contractual Commitments Minimum Payments Required [line Items]
Maturity analysis of contractual commitments	659
2024 [member]
Disclosure Of Other Contractual Commitments Minimum Payments Required [line Items]
Maturity analysis of contractual commitments	$ 114